Derivative Warrant Liabilities (Details)	12 Months Ended
	Dec. 31, 2021 D $ / shares shares	Dec. 31, 2020 shares
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	20 days
Period of time within which registration statement is expected to become effective	60 days
Private Placement Warrants.
Class of Warrant or Right [Line Items]
Number of warrants outstanding | shares	8,900,000	8,900,000
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition one	P30D
Warrant exercise period condition two	P1Y
Public Warrants expiration term	5 years
Stock price trigger for redemption of public warrants (in dollars per share)	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60
Trading period after business combination used to measure dilution of warrant | D	20
Warrant exercise price adjustment multiple	115
Warrant redemption price adjustment multiple	180
Restrictions on transfer period of time after business combination completion	30 days
Number of warrants outstanding | shares	11,500,000	11,500,000
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Threshold number of business days before sending notice of redemption to warrant holders	3 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 10.00
Warrant redemption condition minimum share price scenario two	10.00
Redemption price per public warrant (in dollars per share)	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Threshold number of business days before sending notice of redemption to warrant holders	3 days
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Less Than 18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 18.00
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Threshold number of business days before sending notice of redemption to warrant holders	3 days